Recovery and settlement of on-balance sheet assets and liabilities - Analysis of Financial Assets and Liabilities by Contractual Maturities Basis (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Assets
Cash and due from banks	[1]	$ 61,989	$ 72,397	$ 113,846
Interest-bearing deposits with banks		71,086	108,011
Securities
Trading		190,151	148,205
Investment, net of applicable allowance		219,579	170,018
Assets purchased under reverse repurchase agreements and securities borrowed		340,191	317,845
Loans
Retail		569,951	549,751
Wholesale		287,826	273,967
Allowance for loan losses (Note 5)		(5,004)	(3,753)
Segregated fund net assets		2,760	2,638
Other
Customers' liability under acceptances		21,695	17,827
Derivatives		142,450	154,439
Premises and equipment		6,749	7,214
Goodwill		12,594	12,277	$ 10,854
Other intangibles		5,907	6,083
Other assets		77,068	80,300
Total assets		2,004,992	1,917,219
Liabilities
Deposits		1,231,687	1,208,814
Segregated fund net liabilities		2,760	2,638
Other
Acceptances		21,745	17,872
Obligations related to securities sold short		33,651	35,511
Obligations related to assets sold under repurchase agreements and securities loaned		335,238	273,947
Derivatives		142,629	153,491
Insurance claims and policy benefit liabilities		11,966	11,511
Other liabilities		96,170	95,235
Subordinated debentures		11,386	10,025
Total liabilities		1,887,232	1,809,044
Under 1 year [member]
Assets
Cash and due from banks		59,793	71,081
Interest-bearing deposits with banks		71,086	108,011
Securities
Trading		180,929	139,810
Investment, net of applicable allowance		33,363	26,540
Assets purchased under reverse repurchase agreements and securities borrowed		336,437	316,714
Loans
Retail		120,247	113,965
Wholesale		76,249	70,374
Other
Customers' liability under acceptances		21,690	17,827
Derivatives		140,261	151,928
Premises and equipment		65	59
Other assets		62,555	66,071
Total assets		1,102,675	1,082,380
Liabilities
Deposits		991,484	1,023,324
Other
Acceptances		21,740	17,872
Obligations related to securities sold short		32,602	34,105
Obligations related to assets sold under repurchase agreements and securities loaned		334,959	273,001
Derivatives		131,352	140,808
Insurance claims and policy benefit liabilities		1,898	1,904
Other liabilities		69,187	71,689
Subordinated debentures			110
Total liabilities		1,583,222	1,562,813
After 1 year [member]
Assets
Cash and due from banks		2,196	1,316
Securities
Trading		9,222	8,395
Investment, net of applicable allowance		186,216	143,478
Assets purchased under reverse repurchase agreements and securities borrowed		3,754	1,131
Loans
Retail		449,704	435,786
Wholesale		211,577	203,593
Segregated fund net assets		2,760	2,638
Other
Customers' liability under acceptances		5
Derivatives		2,189	2,511
Premises and equipment		6,684	7,155
Goodwill		12,594	12,277
Other intangibles		5,907	6,083
Other assets		14,513	14,229
Total assets		907,321	838,592
Liabilities
Deposits		240,203	185,490
Segregated fund net liabilities		2,760	2,638
Other
Acceptances		5
Obligations related to securities sold short		1,049	1,406
Obligations related to assets sold under repurchase agreements and securities loaned		279	946
Derivatives		11,277	12,683
Insurance claims and policy benefit liabilities		10,068	9,607
Other liabilities		26,983	23,546
Subordinated debentures		11,386	9,915
Total liabilities		$ 304,010	$ 246,231

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2023 (October 31, 2022 – $2 billion; October 31, 2021 – $2 billion).